Short-Term and Long-Term Debt (Assets Provided as Collateral for Short-Term and Long-Term Debt Payables to Financial Institutions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Debt Instrument [Line Items]
Investment in securities	¥ 3,234,547	¥ 3,263,079
Property under facility operations	771,851	¥ 689,573
Asset Pledged as Collateral [Member]
Debt Instrument [Line Items]
Lease payments, loans and investment in operating leases	301,092
Investment in securities	299,588
Property under facility operations	303,491
Other assets and other	115,982
Total	¥ 1,020,153